COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF AGREEMENT PRICING
2026	$3,700 per month
2027	$3,800 per month
2028	$3,900 per month

SCHEDULE OF INPUTS OF RIGHT OF USE ASSET AND LIABILITY	Initially, the Company measures the right of use asset and liability associated with its office lease using the following inputs:
Remaining lease term (in years)	0.25
Discount rate	12%

SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2025	$43,200
Total remaining lease payments	43,200
Less: imputed interest	43,200
Present value of remaining lease payments	$-